FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 30, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (the “Fund”)

R6 Shares

1933 Act File No. 33-60411

1940 Act File No. 811-07309

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated June 29, 2016, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 33 on June 29, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary